Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended								2 Months Ended			3 Months Ended			4 Months Ended								5 Months Ended			6 Months Ended			7 Months Ended								8 Months Ended			9 Months Ended			10 Months Ended							12 Months Ended	13 Months Ended					16 Months Ended					19 Months Ended				22 Months Ended		25 Months Ended
	Oct. 31, 2025	Oct. 21, 2025	Oct. 07, 2025	Sep. 30, 2025	Mar. 31, 2025	Jan. 15, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 28, 2024	Nov. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Dec. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Feb. 28, 2026	Jan. 31, 2026	Jan. 31, 2026	Jul. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Mar. 31, 2026	Feb. 28, 2026	Feb. 28, 2026	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2026	May 31, 2026	Apr. 30, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Jun. 30, 2026	May 31, 2026	May 31, 2026	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2026	Jan. 31, 2026	Oct. 31, 2025	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Apr. 30, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2026	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2026
C000250241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Fund NAV
Accumulated Value					$ 10,000								$ 10,024														$ 10,325														$ 10,490													$ 10,669						$ 10,887					$ 11,025
C000250242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Fund NAV
Accumulated Value									$ 10,000								$ 10,095														$ 10,343														$ 10,666													$ 10,377						$ 11,126					$ 11,357				$ 11,544		$ 11,729	$ 11,896
C000250243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Fund NAV
Accumulated Value								$ 10,000								$ 9,974														$ 10,189														$ 10,076													$ 10,565						$ 10,803					$ 10,965				$ 11,135		$ 11,360
C000250244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Fund NAV
Accumulated Value							$ 10,000								$ 10,067														$ 10,001														$ 10,401													$ 10,651						$ 10,822					$ 10,963			$ 11,133
C000256144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																											Fund NAV
Accumulated Value						$ 10,000								$ 10,136														$ 9,340														$ 10,364													$ 11,014						$ 11,474					$ 11,401					$ 11,725
C000264083 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,061.71	$ 10,000								$ 10,130.86								$ 10,191.93			$ 10,302.87			$ 10,271.72								$ 9,974.21			$ 10,593.78			$ 10,829.93								$ 10,833.52			$ 10,915.52
C000264084 [Member]
Account Value [Line Items]
Accumulated Value	10,070.1	10,000								10,132.46								10,185.38			10,298.47			10,269.83								9,938.64			10,634.67			10,980.24								11,063.67			11,100.47
C000264085 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000								$ 10,141							$ 10,198			$ 10,233			$ 10,361									$ 10,320			$ 9,950			$ 10,706								$ 11,067			$ 11,044	$ 11,109
C000264086 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000								$ 10,088									$ 10,139			$ 10,177			$ 10,280							$ 10,247			$ 9,908			$ 10,607								$ 10,918			$ 10,893			$ 10,972
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																											S&P Total Market Index
Accumulated Value	10,137	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,153	10,177	10,220	9,931	10,165	10,307	9,929	10,184	10,152	10,236	10,193	10,311	10,235	10,193	10,254	10,395	10,352	11,362	9,317	9,448	10,586	10,540	9,748	10,295	10,338	10,764	9,787	9,828	11,321	10,807	10,852	12,286	10,660	10,809	9,704	11,238	11,280	11,366	11,414	11,219	11,325	11,372	11,311	11,264	12,496	11,527	11,688	11,102	10,301		13,046	11,724	11,888	12,004	11,786	13,598	12,240	12,411	12,210	12,744	12,935	12,757	12,747	12,962	13,286	13,532	14,104
Standard And Poor s 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																											S&P 500 Index
Accumulated Value	$ 10,157	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,182	$ 10,192	$ 10,234	$ 9,932	$ 10,155	$ 10,278	$ 9,909	$ 10,122	$ 10,189	$ 10,259	$ 10,217	$ 10,336	$ 10,266	$ 10,223	$ 10,258	$ 10,414	$ 10,371	$ 11,343	$ 9,394	$ 9,508	$ 10,526	$ 10,493	$ 9,747	$ 10,292	$ 10,335	$ 10,770	$ 9,780	$ 9,821	$ 11,336	$ 10,806	$ 10,851	$ 12,276	$ 10,728	$ 10,859	$ 9,737	$ 11,146	$ 11,229	$ 11,375	$ 11,422	$ 11,221	$ 11,267	$ 11,313	$ 11,306	$ 11,259	$ 12,493	$ 11,611	$ 11,752	$ 11,120	$ 10,310		$ 13,016	$ 11,815	$ 11,959	$ 12,035	$ 11,775	$ 13,562	$ 12,311	$ 12,460	$ 12,247	$ 12,744	$ 12,983	$ 12,827	$ 12,761	$ 12,968	$ 13,296	$ 13,512	$ 14,078